September 2, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676
Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459
Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444
Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940
Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

Ladies and Gentlemen:

We have transmitted to contract owners the semiannual reports for the period ended June 30, 2014 for the investment companies listed on Attachment 1 in which Annuity Investors Variable Account C invests.

Annuity Investors Life Insurance Company understands that the listed investment companies have filed these reports with the Commission under separate cover.

If you have any questions about this filing, please contact Karen M. McLaughlin at 513.412.1465.

Sincerely,

/s/ John P. Gruber

John P. Gruber

Senior Vice President

Attachment 1—List of Underlying Portfolios

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

1940 Act Number
American Century® Variable Portfolios, Inc.	811-05188
• American Century VP Capital Appreciation Fund—Class I Shares
• American Century VP Large Company Value Fund—Class II Shares
• American Century VP Mid Cap Value Fund—Class II Shares
Davis Variable Account Fund, Inc.	811-09293
• Davis Value Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.—Service Shares	811-07044
Dreyfus Stock Index Fund, Inc.—Service Shares	811-05719
Dreyfus Variable Investment Fund	811-05125
• Dreyfus VIF Money Market Portfolio
Deutsche Variable Series II	811-05002
• Deutsche (formerly DWS) Global Growth VIP—Class A Shares
• Deutsche (formerly DWS) Small Mid Cap Value VIP—Class B Shares
Franklin Templeton Variable Insurance Products Trust	811-05583
• Franklin Small Cap Value VIP Fund—Class 2 Shares
• Franklin U.S. Government Securities VIP Fund—Class 2 Shares
• Mutual Global Discovery VIP Fund—Class 2 Shares
• Mutual Shares VIP Fund—Class 2 Shares
• Templeton Foreign VIP Fund—Class 2 Shares
• Templeton Global Bond VIP Fund—Class 2 Shares
ALPS Variable Investors Trust	811-21987
• Ibbotson Balanced ETF Asset Allocation Portfolio—Class II Shares
• Ibbotson Conservative ETF Asset Allocation Portfolio—Class II Shares
• Ibbotson Growth ETF Asset Allocation Portfolio—Class II Shares
• Ibbotson Income and Growth ETF Asset Allocation Portfolio—Class II Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	811-07452
• Invesco V.I. American Value Fund—Series I Shares
• Invesco V.I. Comstock Fund—Series I Shares
• Invesco V.I. Global Real Estate Fund—Series II Shares
• Invesco V.I. International Growth Fund—Series II Shares
• Invesco V.I. Mid Cap Core Equity Fund—Series II Shares
• Invesco V.I. Mid Cap Growth Fund—Series II Shares
• Invesco V.I. Small Cap Equity Fund—Series I Shares
Janus Aspen Series	811-07736
• Janus Aspen Balanced Portfolio—Service Shares
• Janus Aspen Enterprise Portfolio—Service Shares
• Janus Aspen Janus Portfolio—Service Shares
• Janus Aspen Overseas Portfolio—Service Shares
Morgan Stanley—The Universal Institutional Funds, Inc.	811-07607
• Morgan Stanley UIF Mid Cap Growth Portfolio—Class I Shares
Neuberger Berman Advisers Management Trust	811-04255
• Neuberger Berman AMT Guardian Portfolio—Class S Shares

Oppenheimer Variable Account Funds	811-04108
• Oppenheimer Capital Appreciation Fund/VA—Service Shares
• Oppenheimer Global Fund/VA—Service Shares
• Oppenheimer Main Street Fund®/VA—Service Shares
• Oppenheimer Main Street Small Cap Fund®/VA—Service Shares
PIMCO Variable Insurance Trust	811-08399
• PIMCO VIT High Yield Portfolio—Administrative Class
• PIMCO VIT Real Return Portfolio—Administrative Class
• PIMCO VIT Total Return Portfolio—Administrative Class
Wilshire Variable Insurance Trust	811-07917
• Wilshire 2015 ETF Fund
• Wilshire 2025 ETF Fund
• Wilshire 2035 ETF Fund
AllianceBernstein Variable Products Series Fund, Inc.	811-05398
• AllianceBernstein VPS International Value Portfolio—Class B Shares (closed)
Calamos Advisors Trust	811-09237
• Calamos Growth and Income Portfolio (closed)
Dreyfus Investment Portfolios	811-08673
• Dreyfus IP MidCap Stock Portfolio—Service Shares (closed)
Morgan Stanley—The Universal Institutional Funds, Inc.	811-07607
• Morgan Stanley UIF Core Plus Fixed Income Portfolio—Class I Shares (closed)
Oppenheimer Variable Account Funds	811-04108
• Oppenheimer Capital Income Fund/VA—Service Shares (closed)